Expense Example - FidelityStockSelectorAllCapFund-AMCIZPRO - FidelityStockSelectorAllCapFund-AMCIZPRO - Fidelity Stock Selector All Cap Fund	Nov. 29, 2023 USD ($)
Fidelity Advisor Stock Selector All Cap Fund - Class A
Expense Example:
1 year	$ 661
3 years	843
5 years	1,040
10 years	1,608
Fidelity Advisor Stock Selector All Cap Fund - Class C
Expense Example:
1 year	270
3 years	526
5 years	907
10 years	1,768
Fidelity Advisor Stock Selector All Cap Fund - Class M
Expense Example:
1 year	461
3 years	697
5 years	950
10 years	1,677
Fidelity Advisor Stock Selector All Cap Fund - Class I
Expense Example:
1 year	64
3 years	202
5 years	351
10 years	786
Fidelity Advisor Stock Selector All Cap Fund - Class Z
Expense Example:
1 year	52
3 years	164
5 years	285
10 years	$ 640